Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amounts of Goodwill by Business Unit

Changes in the carrying amount of goodwill by business unit for the years ended December 31, 2012 and 2011 were as follows:

(In Millions)	CORPORATE AND INSTITUTIONAL SERVICES	PERSONAL FINANCIAL SERVICES	TOTAL
Balance at December 31, 2010	$329.5	$71.4	$400.9
Goodwill Acquired	131.4	–	131.4
Other Changes (Note)	(0.3)	–	(0.3)

Balance at December 31, 2011	$460.6	$71.4	$532.0
Other Changes (Note)	5.7	0.1	5.8

Balance at December 31, 2012	$466.3	$71.5	$537.8

Note: Includes the effect of foreign exchange rates on non-U.S. dollar denominated goodwill.

Other Intangible Assets Subject to Amortization

OTHER INTANGIBLE ASSETS-SUBJECT TO AMORTIZATION

	DECEMBER 31,
(In Millions)	2012	2011
Gross Carrying Amount	$252.1	$251.2
Accumulated Amortization	148.1	127.8

Net Book Value	$104.0	$123.4

Note: Other intangible assets subject to amortization include the effect of foreign exchange rates on non-U.S. dollar denominated intangible assets.